Accumulated Other Comprehensive Income (loss) Balances (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Beginning Balance	$ 8
Other net changes	1	(1)	(1)
Ending Balance	298	8
Net unrealized gain on securities available for sale
Beginning Balance	10	17	(191)
Other net changes	289	(7)	208
Ending Balance	299	10	17
Other
Beginning Balance	(2)	(1)
Other net changes	1	(1)	(1)
Ending Balance	(1)	(2)	(1)
Accumulated Other Comprehensive Income (Loss)
Beginning Balance	8	16	(191)
Other net changes	290	(8)	207
Ending Balance	$ 298	$ 8	$ 16